NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share, Basic and diluted
	Six Months Ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Numerator:
Net loss	$(22,721)	$(18,939)	$(8,956)	$(8,753)
Adjustments to reconcile to net loss available to common stockholders:
Net loss attributable to non-controlling interests	—	(1,648)	—	(744)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(22,721)	$(17,291)	$(8,956)	$(8,009)

Denominator:
Weighted-average common shares outstanding – basic and diluted	25,311,077	9,052,317	25,588,987	9,800,604
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(0.90)	$(1.91)	$(0.35)	$(0.82)

	Year Ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Numerator:
Net loss	$(25,895)	$(45,980)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219	—
Net loss attributable to non-controlling interests	—	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(36,114)	$(39,530)

Denominator:
Weighted-average common shares outstanding – basic and diluted	10,815,580	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(3.34)	$(5.06)

(a)      See Note 3. for information on the restatement adjustment as of December 31, 2020.

Schedule of antidilutive securities excluded from computation of earnings per share
	June 30, 2021	June 30, 2020
Common stock warrants	17,850,460	—
SAMA earnout shares	570,211	—
Stock options	802,769	1,083,498
Unvested restricted share units	1,442,943	—
Total	20,666,383	1,083,498

	December 31, 2020	December 31, 2019
Common stock warrants	17,963,591	63,597
SAMA earnout shares	1,140,423	—
Stock options	896,888	1,195,544
Unvested restricted share units	78,634	—
Total	20,079,536	1,259,141